Provision for Site Reclamation and Closure (Details Narrative) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions, undiscounted cash flows	$ 2,545	$ 2,250
Major assumptions made concerning future events, other provisions, inflation rate	2.00%	2.00%
Major assumptions made concerning future events, other provisions, discount rate	2.41%	2.26%